7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Outstanding	6,055,000	4,680,000	3,235,000
Options Outstanding, granted	1,310,000	1,575,000	2,315,000
Options Outstanding, exercised	0	(200,000)	0
Options Outstanding, expired or cancelled	(1,120,000)	0	(870,000)
Options Outstanding	6,245,000	6,055,000	4,680,000
Options Exercisable	6,055,000	4,455,000	3,235,000
Options Exercisable, granted	1,310,000	1,575,000	2,090,000
Options Exercisable, exercised	0	(200,000)	0
Options Exercisable, expired or cancelled	(1,120,000)	0	(870,000)
Options Exercisable	6,245,000	6,055,000	4,455,000
Weighted average exercise price	$ 0.15	$ 0.14	$ 0.22
Weighted average exercise price, options granted	0.10	0.18	0.10
Weighted average exercise price, options exercised	0	0.10	0
Weighted average exercise price, options expired or cancelled	0.25	0	0.33
Weighted average exercise price	$ 0.12	$ 0.15	$ 0.14
Weighted average remaining contractual life, stock options	2 years 10 months 6 days	2 years 10 months 17 days
Option 1
Expiry Date	Jan. 27, 2017
Optiion Exercise Price	$ 0.30
Number of Options	100,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	(100,000)
Number of Options	0	100,000
Option 2
Expiry Date	Apr. 10, 2017
Optiion Exercise Price	$ 0.30
Number of Options	720,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	(720,000)
Number of Options	0	720,000
Option 3
Expiry Date	Jul. 15, 2017
Optiion Exercise Price	$ 0.10
Number of Options	300,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	(300,000)
Number of Options	0	300,000
Option 4
Expiry Date	Oct. 16, 2018
Optiion Exercise Price	$ 0.10
Number of Options	1,145,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	1,145,000	1,145,000
Option 5
Expiry Date	Mar. 03, 2019
Optiion Exercise Price	$ 0.165
Number of Options	200,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	200,000	200,000
Option 6
Expiry Date	Jul. 15, 2020
Optiion Exercise Price	$ 0.10
Number of Options	2,015,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	2,015,000	2,015,000
Option 7
Expiry Date	Sep. 26, 2021
Optiion Exercise Price	$ 0.18
Number of Options	1,575,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	1,575,000	1,575,000
Option 8
Expiry Date	Apr. 26, 2022
Optiion Exercise Price	$ 0.10
Number of Options	0
Options Granted	1,310,000
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	1,310,000	0
Option 9
Expiry Date		Jan. 27, 2017
Optiion Exercise Price		$ 0.30
Number of Options	100,000	100,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		100,000	100,000
Option 10
Expiry Date		Apr. 10, 2017
Optiion Exercise Price		$ 0.30
Number of Options	720,000	720,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		720,000	720,000
Option 11
Expiry Date		Jul. 15, 2017
Optiion Exercise Price		$ 0.10
Number of Options	300,000	300,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		300,000	300,000
Option 12
Expiry Date		Oct. 16, 2018
Optiion Exercise Price		$ 0.10
Number of Options	1,145,000	1,345,000
Options Granted		0
Options Exercised		(200,000)
Options Expaired or Cancelled		0
Number of Options		1,145,000	1,345,000
Option 13
Expiry Date		Mar. 03, 2019
Optiion Exercise Price		$ 0.165
Number of Options	200,000	200,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		200,000	200,000
Option 14
Expiry Date		Jul. 15, 2020
Optiion Exercise Price		$ 0.10
Number of Options	2,015,000	2,015,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		2,015,000	2,015,000
Option 15
Expiry Date		Sep. 26, 2021
Optiion Exercise Price		$ 0.18
Number of Options	1,575,000	0
Options Granted		1,575,000
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		1,575,000	0
Option 16
Expiry Date			Jul. 08, 2015
Optiion Exercise Price			$ 0.35
Number of Options		0	770,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			(770,000)
Number of Options			0
Option 17
Expiry Date			Jul. 15, 2015
Optiion Exercise Price			$ 0.35
Number of Options		0	10,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			(10,000)
Number of Options			0
Option 18
Expiry Date			Jan. 27, 2017
Optiion Exercise Price			$ 0.30
Number of Options		100,000	100,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			100,000
Option 19
Expiry Date			Apr. 10, 2017
Optiion Exercise Price			$ 0.30
Number of Options		720,000	755,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			(35,000)
Number of Options			720,000
Option 20
Expiry Date			Jul. 15, 2017
Optiion Exercise Price			$ 0.10
Number of Options		300,000	0
Options Granted			300,000
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			300,000
Option 21
Expiry Date			Oct. 16, 2018
Optiion Exercise Price			$ 0.10
Number of Options		1,345,000	1,400,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			(55,000)
Number of Options			1,345,000
Option 22
Expiry Date			Mar. 03, 2019
Optiion Exercise Price			$ 0.165
Number of Options		200,000	200,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			200,000
Option 23
Expiry Date			Jul. 15, 2020
Optiion Exercise Price			$ 0.10
Number of Options		2,015,000	0
Options Granted			2,015,000
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			2,015,000